Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses [Abstract]
Summary of Accrued Expenses Payable

	2024	2023
Accruals and estimations	$4,288	$4,231
Labor related provisions	50,949	53,510
Liability for social security contributions	7,267	7,018
Other	169	181
	$62,673	$64,940